Consolidated Statement of Cashflows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (5,118,460)	$ (327,065)	$ (370,438)	$ (268,604)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock compensation	4,180,000
Issuance of Warrant	361,724
Stock charitable donation	80,000
Depreciation	1,651	2,188	2,683	1,414
Amortization of debt discount	5,694	3,654	11,306
PPP Loan forgiveness				(22,532)
Changes in operating assets and liabilities:
Accounts receivable	7,384	(3,558)	23,480	(30,854)
Right-of-use asset	17,266	(114,460)	(108,863)
Other current assets	(83,013)	(25,817)	(20,439)	16,915
Other asset	(25,000)	(3,000)	(3,000)
Accounts payable and accrued liabilities	98,831	12,002	(108,534)	102,265
Deferred revenue	17,506	5,908	45,503	63,009
Right-of-use liabilities	(16,403)	115,310	110,138
Net cash (used in) operating activities	(472,820)	(334,838)	(418,164)	(138,387)
Cash flows from investing activities:
Purchase of fixed assets	(1,900)
Cash flows from investing activities	(1,900)
Cash flows from financing activities:
Net proceeds from line of credit			46,845
Proceeds from SBA EIDL loan		100	100	314,700
Repayments of line of credit	(16,718)
Stock issuance for cash	505,000
Borrowings in debt		29,282
Proceeds from notes payables		112,500
Principal payments in debt		(4,227)
Shareholders contributions			616
Shareholders distributions	(140)	616		(7,322)
Proceeds from long term payable			153,000
Net cash provided by financing activities	488,142	138,271	200,561	307,378
Net change in cash	13,422	(196,567)	(217,603)	168,991
Cash, beginning of period	10,329	227,932	227,932	58,941
Cash, end of period	23,751	31,365	10,329	227,932
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	20,205		4,490
Cash paid for taxes
NON-CASH ACTIVITIES
Reclassification of long term loan to short term loan	170,000
Cancellation of common stocks - related party	78,800
Stock issued for subscription receivable